Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital [member]	Warrant reserve [member]	Option reserve [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2020	$ 22,286,852	$ 914,531	$ 4,582,561	$ (28,507,985)	$ (724,041)
Balance, shares at Dec. 31, 2020	69,795,584
IfrsStatementLineItems [Line Items]
Shares issued for cash	$ 2,414,000				2,414,000
Shares issued for cash, shares	15,740,000
Exercise of warrants	$ 1,805,132	(151,395)			1,653,737
Exercise of warrants, shares	10,058,660
Exercise of options	$ 312,052		(186,395)		125,657
Exercise of options, shares	1,666,020
Share issued for services	$ 38,500				38,500
Shares issued for services, shares	275,000
Share issuance costs	$ (238,221)	139,625			(98,596)
Share-based compensation			495,791		495,791
Net loss for the year				(1,708,132)	(1,708,132)
Balance at Dec. 31, 2021	$ 26,618,315	902,761	4,891,957	(30,216,117)	2,196,916
Balance, shares at Dec. 31, 2021	97,535,264
IfrsStatementLineItems [Line Items]
Exercise of warrants	$ 175,412	(1,532)			173,880
Exercise of warrants, shares	909,400
Exercise of options	$ 271,000		(191,000)		80,000
Exercise of options, shares	800,000
Share-based compensation			331,522		331,522
Net loss for the year				(818,228)	(818,228)
Balance at Dec. 31, 2022	$ 27,064,727	901,229	5,032,479	(31,034,345)	1,964,090
Balance, shares at Dec. 31, 2022	99,244,664
IfrsStatementLineItems [Line Items]
Exercise of options	$ 121,387		(78,887)		42,500
Exercise of options, shares	400,000
Share-based compensation			703,612		703,612
Net loss for the year				(701,215)	(701,215)
Balance at Dec. 31, 2023	$ 27,186,114	$ 901,229	$ 5,657,204	$ (31,735,560)	$ 2,008,987
Balance, shares at Dec. 31, 2023	99,644,664